Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	PERRITT FUNDS INC
Central Index Key	0001286087
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013
Perritt MicroCap Opportunities Fund | Perritt MicroCap Opportunities Fund | Investor Class
Risk/Return:
Trading Symbol	PRCGX
Perritt Ultra MicroCap Fund | Perritt Ultra MicroCap Fund | Investor Class
Risk/Return:
Trading Symbol	PREOX

Perritt MicroCap Opportunities Fund | Perritt MicroCap Opportunities Fund
Perritt MicroCap Opportunities Fund
Investment Objective:
The Perritt MicroCap Opportunities Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Perritt MicroCap Opportunities Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%
Exchange Fee (as a percentage of amount exchanged on shares held for 90 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Perritt MicroCap Opportunities Fund Investor Class
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.27%
Total Annual Fund Operating Expenses		1.27%
[1]	"Other Expenses" for the Fund are based on the current fiscal year expenses of the Perritt MicroCap Opportunities Fund, Inc. (the "Predecessor Fund"), which was reorganized into the Fund on February 28, 2013. "Other Expenses" includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Net Expenses to Average Net Assets in the "Financial Highlights" because the audited information in the "Financial Highlights" reflects the Fund's operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Perritt MicroCap Opportunities Fund Investor Class	129	403	697	1,534

Portfolio Turnover
The Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 14.0% of the average value of its portfolio.

Principal Investment Strategies:
The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of United States companies with market capitalizations that are below $500 million at the time of initial purchase, which the Fund’s investment adviser refers to as “micro-cap” companies. The Fund invests in both value-priced and aggressive growth stocks.  Generally, the Fund’s investment adviser seeks to invest in companies with the following attributes:

●	Have demonstrated above-average growth in revenues and/or earnings;

●	Possess relatively low levels of long-term debt;

●	Have a high percentage of their shares owned by company management; and

●	Possess modest price-to-sales ratios and price-to-earnings ratios that are below their long-term annual growth rate.

At times, the Fund may invest in “special situations” such as companies that possess valuable patents, companies undergoing restructuring, and companies involved in large share repurchase programs.

Although the Fund seeks long-term capital appreciation, stocks may be sold in the short-term for several reasons.  These include:  (1) a company’s market capitalization grows beyond $1.5 billion; (2) a company’s financial condition deteriorates to the point that the Fund’s investment adviser believes that the company’s long-term growth prospects may be impaired; (3) a company receives a purchase offer from another company; or (4) a company’s price-to-sales ratio or price-to-earnings ratio expands to the point that the Fund’s investment adviser believes the company’s stock is significantly overvalued.

Generally, the Fund’s portfolio contains 150 to 200 stocks. The Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation.

Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:

●
Common Stocks: Common stocks occupy the most junior position in a company’s capital structure.  Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.  Therefore, the price of common stocks may decline for a number of reasons.  The price declines may be steep, sudden and/or prolonged.

●
Micro-Cap & Small Capitalization Companies:  Micro-cap and small capitalization companies typically have relatively lower revenues, limited product lines, lack of management depth, higher risk of insolvency and a smaller share of the market for their products or services than larger capitalization companies.  Generally, the share prices of stocks of micro-cap and small capitalization companies are more volatile than those of larger capitalization companies.  Thus, the Fund’s share price may increase and decrease by a greater percentage than the share prices of funds that invest in the stocks of large capitalization companies.  Also, the returns of micro-cap and small capitalization company stocks may vary, sometimes significantly, from the returns of the overall market.  In addition, micro-cap and small capitalization company stocks tend to perform poorly during times of economic stress.  Relative to large capitalization company stocks, the stocks of micro-cap and small capitalization companies are thinly traded, and purchases and sales may result in higher transactions costs.  For these reasons, the Fund is a suitable investment for only that part of an investor’s capital that can be exposed to above-average risk.

●
Market Risk:  The Fund may be exposed to “market risk.”  Market risk is the risk that stocks may decline significantly in price over short or extended periods of time.  Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

●	Manager Risk: The Fund may lose money if the Fund’s investment strategy does not achieve the Fund’s objective or the Fund’s investment adviser does not implement the strategy properly.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of the Russell 2000® Index and the Russell Microcap® Index.  The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund after the close of business on February 28, 2013.  Accordingly, the performance information shown below for periods on or prior to February 28, 2013 is that of the Predecessor Fund.  The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.  Updated performance information is available on the Fund’s website at www.perrittmutualfunds.com or by calling the Fund toll-free at 1-800-332-3133. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Year-by-Year Total Returns as of December 31
Perritt MicroCap Opportunities Fund

During the ten year period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarterly Return	Lowest Quarterly Return
39.48% (June 30, 2009)	-33.21% (December 31, 2008)

Average Annual Total Returns For the Periods Ended December 31, 2012
Average Annual Returns Perritt MicroCap Opportunities Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	16.87%	0.86%	10.37%
After Taxes on Distributions Investor Class	16.71%	0.83%	9.68%
After Taxes on Distributions and Sales Investor Class	11.17%	0.73%	9.12%
Russell 2000 Index	16.35%	3.56%	9.72%
Russell Microcap Index	19.74%	1.46%	8.42%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Perritt MicroCap Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Perritt MicroCap Opportunities Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 14.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Other Expenses" for the Fund are based on the current fiscal year expenses of the Perritt MicroCap Opportunities Fund, Inc. (the "Predecessor Fund"), which was reorganized into the Fund on February 28, 2013. "Other Expenses" includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Net Expenses to Average Net Assets in the "Financial Highlights" because the audited information in the "Financial Highlights" reflects the Fund's operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of United States companies with market capitalizations that are below $500 million at the time of initial purchase, which the Fund’s investment adviser refers to as “micro-cap” companies. The Fund invests in both value-priced and aggressive growth stocks.  Generally, the Fund’s investment adviser seeks to invest in companies with the following attributes:

●	Have demonstrated above-average growth in revenues and/or earnings;

●	Possess relatively low levels of long-term debt;

●	Have a high percentage of their shares owned by company management; and

●	Possess modest price-to-sales ratios and price-to-earnings ratios that are below their long-term annual growth rate.

At times, the Fund may invest in “special situations” such as companies that possess valuable patents, companies undergoing restructuring, and companies involved in large share repurchase programs.

Although the Fund seeks long-term capital appreciation, stocks may be sold in the short-term for several reasons.  These include:  (1) a company’s market capitalization grows beyond $1.5 billion; (2) a company’s financial condition deteriorates to the point that the Fund’s investment adviser believes that the company’s long-term growth prospects may be impaired; (3) a company receives a purchase offer from another company; or (4) a company’s price-to-sales ratio or price-to-earnings ratio expands to the point that the Fund’s investment adviser believes the company’s stock is significantly overvalued.

Generally, the Fund’s portfolio contains 150 to 200 stocks. The Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:

●
Common Stocks: Common stocks occupy the most junior position in a company’s capital structure.  Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.  Therefore, the price of common stocks may decline for a number of reasons.  The price declines may be steep, sudden and/or prolonged.

●
Micro-Cap & Small Capitalization Companies:  Micro-cap and small capitalization companies typically have relatively lower revenues, limited product lines, lack of management depth, higher risk of insolvency and a smaller share of the market for their products or services than larger capitalization companies.  Generally, the share prices of stocks of micro-cap and small capitalization companies are more volatile than those of larger capitalization companies.  Thus, the Fund’s share price may increase and decrease by a greater percentage than the share prices of funds that invest in the stocks of large capitalization companies.  Also, the returns of micro-cap and small capitalization company stocks may vary, sometimes significantly, from the returns of the overall market.  In addition, micro-cap and small capitalization company stocks tend to perform poorly during times of economic stress.  Relative to large capitalization company stocks, the stocks of micro-cap and small capitalization companies are thinly traded, and purchases and sales may result in higher transactions costs.  For these reasons, the Fund is a suitable investment for only that part of an investor’s capital that can be exposed to above-average risk.

●
Market Risk:  The Fund may be exposed to “market risk.”  Market risk is the risk that stocks may decline significantly in price over short or extended periods of time.  Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

●	Manager Risk: The Fund may lose money if the Fund’s investment strategy does not achieve the Fund’s objective or the Fund’s investment adviser does not implement the strategy properly.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of the Russell 2000® Index and the Russell Microcap® Index.  The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund after the close of business on February 28, 2013.  Accordingly, the performance information shown below for periods on or prior to February 28, 2013 is that of the Predecessor Fund.  The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.  Updated performance information is available on the Fund’s website at www.perrittmutualfunds.com or by calling the Fund toll-free at 1-800-332-3133. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of the Russell 2000 Index and the Russell Microcap Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-332-3133
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.perrittmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Perritt MicroCap Opportunities Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Year-by-Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the ten year period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarterly Return	Lowest Quarterly Return
39.48% (June 30, 2009)	-33.21% (December 31, 2008)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.21%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2012
Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.72%
Russell Microcap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.42%
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged on shares held for 90 days or less)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Annual Return 2003	rr_AnnualReturn2003	63.45%
Annual Return 2004	rr_AnnualReturn2004	17.14%
Annual Return 2005	rr_AnnualReturn2005	14.47%
Annual Return 2006	rr_AnnualReturn2006	13.72%
Annual Return 2007	rr_AnnualReturn2007	3.09%
Annual Return 2008	rr_AnnualReturn2008	(46.93%)
Annual Return 2009	rr_AnnualReturn2009	52.89%
Annual Return 2010	rr_AnnualReturn2010	26.52%
Annual Return 2011	rr_AnnualReturn2011	(13.01%)
Annual Return 2012	rr_AnnualReturn2012	16.87%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.37%
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.68%
Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.12%

[1]	"Other Expenses" for the Fund are based on the current fiscal year expenses of the Perritt MicroCap Opportunities Fund, Inc. (the "Predecessor Fund"), which was reorganized into the Fund on February 28, 2013. "Other Expenses" includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Net Expenses to Average Net Assets in the "Financial Highlights" because the audited information in the "Financial Highlights" reflects the Fund's operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Perritt Ultra MicroCap Fund | Perritt Ultra MicroCap Fund
Perritt Ultra MicroCap Fund
Investment Objective:
The Perritt Ultra MicroCap Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund: The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES
Shareholder Fees	Perritt Ultra MicroCap Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%
Exchange Fee (as a percentage of amount exchanged on shares held for 90 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Perritt Ultra MicroCap Fund Investor Class
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Perritt Ultra MicroCap Fund Investor Class	188	582	1,001	2,169

Portfolio Turnover
The Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.6% of the average value of its portfolio.

Principal Investment Strategies:
The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of United States companies with market capitalizations that are below $300 million at the time of initial purchase, which the Fund’s investment adviser refers to as “micro-cap” companies.  The micro-cap companies in which the Fund may invest include “early stage” micro-cap companies, which are companies that are in a relatively early stage of development with market capitalizations that are below $50 million.

Micro-cap companies represent the smallest sector of public companies based on market capitalization.  Normally, the micro-cap companies in which the Fund invests are in their earliest stages of public development and may offer unique products, services or technologies or may serve special or rapidly expanding niches.

The Fund’s investment adviser uses a “bottom-up” approach of fundamental analysis to look for individual companies that the adviser believes offer significant potential for stock price appreciation.  In addition, the adviser seeks to invest in companies with the following attributes:

●	Have a high percentage of their shares owned by company management;

●	Possess relatively low levels of long-term debt;

●	Have a potential for above-average growth in revenues and/or earnings; and

●	Possess reasonable valuations based on the ratios of price-to-sales, price-to-earnings, and price-to-book values.

At times, the Fund’s portfolio may contain the shares of unseasoned companies, companies that are undergoing corporate restructuring, initial public offerings, and companies believed to possess undervalued assets.

Although the Fund seeks long-term capital appreciation, stocks may be sold in the short-term for several reasons.  These include: (1) a company’s size has expanded beyond the point where it can no longer be considered to be a small capitalization company; (2) a company’s financial condition deteriorates to the point that, in the opinion of the Fund’s investment adviser, the company’s future growth prospects are impaired; (3) a company’s valuation multiples such as price-to-sales ratio, price-to-earnings ratio, or price-to-book value ratio expand to the point that the Fund’s investment adviser believes the company’s stock is significantly overvalued; or (4) the Fund’s investment adviser believes that another stock has better investment potential.

The Ultra MicroCap Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation.

Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:

●
Common Stocks: Common stocks occupy the most junior position in a company’s capital structure.  Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.  Therefore, the price of common stocks may decline for a number of reasons.  The price declines may be steep, sudden and/or prolonged.

●
Micro-Cap & Small Capitalization Companies:  Micro-cap and small capitalization companies typically have relatively lower revenues, limited product lines, lack of management depth, higher risk of insolvency and a smaller share of the market for their products or services than larger capitalization companies. Generally, the share prices of stocks of micro-cap and small capitalization companies are more volatile than those of larger capitalization companies. Thus, the Fund’s share price may increase and decrease by a greater percentage than the share prices of funds that invest in the stocks of large capitalization companies. Also, the returns of micro-cap and small capitalization company stocks may vary, sometimes significantly, from the returns of the overall market. In addition, micro-cap and small capitalization company stocks tend to perform poorly during times of economic stress. Relative to large capitalization company stocks, the stocks of micro-cap and small capitalization companies are thinly traded, and purchases and sales may result in higher transactions costs. For these reasons, the Fund is a suitable investment for only that part of an investor’s capital that can be exposed to above-average risk.

●
Early Stage Companies:  Early stage companies are subject to the same risks as micro-cap companies.  In addition, they may not be profitable initially and there is no guarantee that they will become profitable or be able to obtain necessary financing.  They may rely on untested business plans.  Early stage companies may not be successful in developing markets for their products and services.  They may remain an insignificant part of their industry.  They may be illiquid or may not be publicly traded.  Investments in early stage companies tend to be more volatile and somewhat more speculative than investments in more established companies.

●
Market Risk:  The Fund may be exposed to “market risk.”  Market risk is the risk that stocks may decline significantly in price over short or extended periods of time.  Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

●	Manager Risk: The Fund may lose money if the Fund’s investment strategy does not achieve the Fund’s objective or the Fund’s investment adviser does not implement the strategy properly.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of the Russell 2000® Index and the Russell Microcap® Index.  Updated performance information is available on the Fund’s website at www.perrittmutualfunds.com or by calling the Fund toll-free at 1-800-332-3133. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Year-by-Year Total Returns as of December 31

During the eight year period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarterly Return	Lowest Quarterly Return
35.41% (June 30, 2009)	-37.40% (December 31, 2008)

Average Annual Total Returns For the Periods Ended December 31, 2012
Average Annual Returns Perritt Ultra MicroCap Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Since Inception	Inception Date
Investor Class	11.79%	(2.27%)	4.27%	Aug 30, 2004
After Taxes on Distributions Investor Class	11.79%	(2.27%)	3.78%
After Taxes on Distributions and Sales Investor Class	7.66%	(1.92%)	3.57%
Russell 2000 Index	16.35%	3.56%	6.90%	Aug 30, 2004
Russell Microcap Index	19.74%	1.46%	4.41%	Aug 30, 2004

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the Fund’s other return figures.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Perritt Ultra MicroCap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Perritt Ultra MicroCap Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund: The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of United States companies with market capitalizations that are below $300 million at the time of initial purchase, which the Fund’s investment adviser refers to as “micro-cap” companies.  The micro-cap companies in which the Fund may invest include “early stage” micro-cap companies, which are companies that are in a relatively early stage of development with market capitalizations that are below $50 million.

Micro-cap companies represent the smallest sector of public companies based on market capitalization.  Normally, the micro-cap companies in which the Fund invests are in their earliest stages of public development and may offer unique products, services or technologies or may serve special or rapidly expanding niches.

The Fund’s investment adviser uses a “bottom-up” approach of fundamental analysis to look for individual companies that the adviser believes offer significant potential for stock price appreciation.  In addition, the adviser seeks to invest in companies with the following attributes:

●	Have a high percentage of their shares owned by company management;

●	Possess relatively low levels of long-term debt;

●	Have a potential for above-average growth in revenues and/or earnings; and

●	Possess reasonable valuations based on the ratios of price-to-sales, price-to-earnings, and price-to-book values.

At times, the Fund’s portfolio may contain the shares of unseasoned companies, companies that are undergoing corporate restructuring, initial public offerings, and companies believed to possess undervalued assets.

Although the Fund seeks long-term capital appreciation, stocks may be sold in the short-term for several reasons.  These include: (1) a company’s size has expanded beyond the point where it can no longer be considered to be a small capitalization company; (2) a company’s financial condition deteriorates to the point that, in the opinion of the Fund’s investment adviser, the company’s future growth prospects are impaired; (3) a company’s valuation multiples such as price-to-sales ratio, price-to-earnings ratio, or price-to-book value ratio expand to the point that the Fund’s investment adviser believes the company’s stock is significantly overvalued; or (4) the Fund’s investment adviser believes that another stock has better investment potential.

The Ultra MicroCap Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:

●
Common Stocks: Common stocks occupy the most junior position in a company’s capital structure.  Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.  Therefore, the price of common stocks may decline for a number of reasons.  The price declines may be steep, sudden and/or prolonged.

●
Micro-Cap & Small Capitalization Companies:  Micro-cap and small capitalization companies typically have relatively lower revenues, limited product lines, lack of management depth, higher risk of insolvency and a smaller share of the market for their products or services than larger capitalization companies. Generally, the share prices of stocks of micro-cap and small capitalization companies are more volatile than those of larger capitalization companies. Thus, the Fund’s share price may increase and decrease by a greater percentage than the share prices of funds that invest in the stocks of large capitalization companies. Also, the returns of micro-cap and small capitalization company stocks may vary, sometimes significantly, from the returns of the overall market. In addition, micro-cap and small capitalization company stocks tend to perform poorly during times of economic stress. Relative to large capitalization company stocks, the stocks of micro-cap and small capitalization companies are thinly traded, and purchases and sales may result in higher transactions costs. For these reasons, the Fund is a suitable investment for only that part of an investor’s capital that can be exposed to above-average risk.

●
Early Stage Companies:  Early stage companies are subject to the same risks as micro-cap companies.  In addition, they may not be profitable initially and there is no guarantee that they will become profitable or be able to obtain necessary financing.  They may rely on untested business plans.  Early stage companies may not be successful in developing markets for their products and services.  They may remain an insignificant part of their industry.  They may be illiquid or may not be publicly traded.  Investments in early stage companies tend to be more volatile and somewhat more speculative than investments in more established companies.

●
Market Risk:  The Fund may be exposed to “market risk.”  Market risk is the risk that stocks may decline significantly in price over short or extended periods of time.  Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

●	Manager Risk: The Fund may lose money if the Fund’s investment strategy does not achieve the Fund’s objective or the Fund’s investment adviser does not implement the strategy properly.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of the Russell 2000® Index and the Russell Microcap® Index.  Updated performance information is available on the Fund’s website at www.perrittmutualfunds.com or by calling the Fund toll-free at 1-800-332-3133. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of the Russell 2000 Index and the Russell Microcap Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-332-3133
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.perrittmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the eight year period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarterly Return	Lowest Quarterly Return
35.41% (June 30, 2009)	-37.40% (December 31, 2008)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.40%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the Fund's other return figures.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the Fund’s other return figures.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2012
Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	6.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Russell Microcap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.46%
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged on shares held for 90 days or less)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,169
Annual Return 2005	rr_AnnualReturn2005	15.31%
Annual Return 2006	rr_AnnualReturn2006	16.18%
Annual Return 2007	rr_AnnualReturn2007	4.96%
Annual Return 2008	rr_AnnualReturn2008	(58.76%)
Annual Return 2009	rr_AnnualReturn2009	60.66%
Annual Return 2010	rr_AnnualReturn2010	39.02%
Annual Return 2011	rr_AnnualReturn2011	(13.42%)
Annual Return 2012	rr_AnnualReturn2012	11.79%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2004
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013